Condensed financial information of the parent company (Details) - Schedule of parent company cash flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (235,973,179)	$ (37,011,340)	¥ (151,167,868)	¥ 102,204,472
Stock compensation expense	10,582,557	1,659,827	191,418,458
Gain from short term investment	(2,491,671)	(390,807)	(12,284,332)
Equity (income) loss of subsidiaries and VIEs	190,267,969	29,842,682	(79,764,356)	(109,156,163)
Intercompany	(199,216,770)	(31,246,258)	(295,669,805)	62,298,143
Prepaid expenses	1,571,484	246,480	(1,680,156)
Net cash used in operating activities	(235,259,610)	(36,899,416)	(349,148,059)	(69,249,834)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(98,023,653)	(15,374,571)	(173,557,366)
Redemptions of short term investments	99,084,663	15,540,986	151,096,293
Long term investment in subsidiaries	870,953	136,605	(202,168,656)
Net cash (used in) provided by investing activities	1,931,963	303,020	(224,629,729)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A convertible preferred shares
Proceeds from public offerings, net	508,132,968	79,698,381	572,812,469
Repayment to related party loans	(2,274,154)	(356,691)
Sale of subsidiary’s noncontrolling interest	87,369,300	13,703,484
Net cash provided by financing activities	593,228,114	93,045,174	572,812,469
EFFECT OF EXCHANGE RATE ON CASH	(12,519,279)	(1,963,594)	(14,014,753)	1,448,063
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	347,381,188	54,485,184	(14,980,072)	(67,801,772)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	55,070,675	8,637,589	70,050,747	137,852,519
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	402,451,863	63,122,773	55,070,675	70,050,747
Cash and cash equivalents	402,451,863	63,122,773	41,981,726	70,050,747
Restricted cash			13,088,949
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	¥ 402,451,863	$ 63,122,773	¥ 55,070,675	¥ 70,050,747